Pension Plan (Amounts Recognized In Accumulated Other Comprehensive Loss) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Pension Plan [Abstract]
Net loss	$ 844,444	$ 2,387,173
Prior service cost	17,467	34,936
Accumulated other comprehensive loss	$ 861,911	$ 2,422,109